Investment Strategy	May 29, 2026
Corgi 0-3 Month T-Bill ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
In seeking to track the performance of the FTSE US Treasury Bill 0-3 Months Index (the "Index"), the Fund utilizes a sampling approach, meaning it is not required to buy each security included in the Index. Instead, the Fund may invest in a portion of the Index securities in an effort to maintain a portfolio that, in the aggregate, has generally similar risk and return characteristics to the Index. The number of securities held by the Fund will depend on a number of factors, including the Fund's net asset size relative to the number of Index constituents, the liquidity or prices of Index securities, and transaction costs. The Fund's investment adviser may invest the Fund's assets in a subset of the Index securities or may invest in substantially all of the securities comprising the Index in approximately the same proportions as the Index, as the Adviser determines is in the best interests of the Fund in pursuing its objective.
Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of the value of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index and/or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in debt securities not included in the Index, as well as in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).
The Index is designed to measure the performance of public obligations of the U.S. Treasury with a remaining maturity of greater than or equal to 0 months and less than 3 months. The Index includes all publicly issued U.S. Treasury Bills with a remaining maturity of at least 0 months and less than 3 months that are rated investment-grade. In addition, securities included in the Index must be denominated in U.S. dollars and must not be floating-rate or inflation-protected securities. The Index is weighted by market value, with securities held in the Federal Reserve System Open Market Account deducted from the total amount outstanding. The constituents of the Index are updated on the last calendar day of each month. As of February 28, 2026, the Index included approximately 17 securities.
The Index is sponsored by FTSE Fixed Income LLC (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.
The Fund may also invest in cash and cash equivalents, money market instruments, and shares of other investment companies, including ETFs advised by the Adviser or its affiliates, to facilitate cash management, reduce transaction costs, mitigate risk, or when such instruments are favorably priced. The Fund's shareholders would indirectly bear the fees and expenses of any acquired fund in addition to the Fund's own fees and expenses.
The Fund is classified as "diversified" under the Investment Company Act of 1940, as amended.

Corgi 3-12 Month T-Bill ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
In seeking to track the performance of the FTSE US Treasury Bill 3-12 Months Index (the "Index"), the Fund utilizes a sampling approach, meaning it is not required to buy each security included in the Index. Instead, the Fund may invest in a portion of the Index securities in an effort to maintain a portfolio that, in the aggregate, has generally similar risk and return characteristics to the Index. The number of securities held by the Fund will depend on a number of factors, including the Fund's net asset size relative to the number of Index constituents, the liquidity or prices of Index securities, and transaction costs. The Fund's investment adviser may invest the Fund's assets in a subset of the Index securities or may invest in substantially all of the securities comprising the Index in approximately the same proportions as the Index, as the Adviser determines is in the best interests of the Fund in pursuing its objective.
Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of the value of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index and/or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in debt securities not included in the Index, as well as in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).
The Index is designed to measure the performance of public obligations of the U.S. Treasury with a remaining maturity of greater than or equal to 3 months and less than 12 months. The Index includes all publicly issued U.S. Treasury Bills with a remaining maturity of at least 3 months and less than 12 months that are rated investment-grade. In addition, securities included in the Index must be denominated in U.S. dollars and must not be floating-rate or inflation-protected securities. The Index is weighted by market value, with securities held in the Federal Reserve System Open Market Account deducted from the total amount outstanding. The constituents of the Index are updated on the last calendar day of each month. As of February 28, 2026, the Index included approximately 24 securities.
The Index is sponsored by FTSE Fixed Income LLC (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.
The Fund is classified as "diversified" under the Investment Company Act of 1940, as amended.
The Fund may also invest in cash and cash equivalents, money market instruments, and shares of other investment companies, including ETFs advised by the Adviser or its affiliates, to facilitate cash management, reduce transaction costs, mitigate risk, or when such instruments are favorably priced. The Fund's shareholders would indirectly bear the fees and expenses of any acquired fund in addition to the Fund's own fees and expenses.

Corgi 1-3 Year Treasury Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
In seeking to track the performance of the FTSE US Treasury 1-3 Years Index (the "Index"), the Fund utilizes a sampling approach, meaning it is not required to buy each security included in the Index. Instead, the Fund may invest in a portion of the Index securities in an effort to maintain a portfolio that, in the aggregate, has generally similar risk and return characteristics to the Index. The number of securities held by the Fund will depend on a number of factors, including the Fund's net asset size relative to the number of Index constituents, the liquidity or prices of Index securities, and transaction costs. The Fund's investment adviser may invest the Fund's assets in a subset of the Index securities or may invest in substantially all of the securities comprising the Index in approximately the same proportions as the Index, as the Adviser determines is in the best interests of the Fund in pursuing its objective.
Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of the value of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index and/or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in debt securities not included in the Index, as well as in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).
The Index is designed to measure the performance of public obligations of the U.S. Treasury with a remaining maturity of greater than or equal to 1 year and less than 3 years. The Index includes all publicly issued U.S. Treasury notes and bonds with a remaining maturity of at least 1 year and less than 3 years that are rated investment-grade. In addition, securities included in the Index must be denominated in U.S. dollars and must bear a fixed rate. The Index is weighted by market value, with securities held in the Federal Reserve System Open Market Account deducted from the total amount outstanding. The constituents of the Index are updated on the last calendar day of each month. As of February 28, 2026, the Index included approximately 93 securities.
The Fund is classified as "diversified" under the Investment Company Act of 1940, as amended.
The Index is sponsored by FTSE Fixed Income LLC (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.
The Fund may also invest in cash and cash equivalents, money market instruments, and shares of other investment companies, including ETFs advised by the Adviser or its affiliates, to facilitate cash management, reduce transaction costs, mitigate risk, or when such instruments are favorably priced. The Fund's shareholders would indirectly bear the fees and expenses of any acquired fund in addition to the Fund's own fees and expenses.

Corgi 3-7 Year Treasury Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
In seeking to track the performance of the FTSE US Treasury 3-7 Years Index (the "Index"), the Fund utilizes a sampling approach, meaning it is not required to buy each security included in the Index. Instead, the Fund may invest in a portion of the Index securities in an effort to maintain a portfolio that, in the aggregate, has generally similar risk and return characteristics to the Index. The number of securities held by the Fund will depend on a number of factors, including the Fund's net asset size relative to the number of Index constituents, the liquidity or prices of Index securities, and transaction costs. The Fund's investment adviser may invest the Fund's assets in a subset of the Index securities or may invest in substantially all of the securities comprising the Index in approximately the same proportions as the Index, as the Adviser determines is in the best interests of the Fund in pursuing its objective.
Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of the value of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index and/or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in debt securities not included in the Index, as well as in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).
The Index is designed to measure the performance of public obligations of the U.S. Treasury with a remaining maturity of greater than or equal to 3 years and less than 7 years. The Index includes all publicly issued U.S. Treasury notes and bonds with a remaining maturity of at least 3 years and less than 7 years that are rated investment-grade. In addition, securities included in the Index must be denominated in U.S. dollars and must bear a fixed rate. The Index is weighted by market value, with securities held in the Federal Reserve System Open Market Account deducted from the total amount outstanding. The constituents of the Index are updated on the last calendar day of each month. As of February 28, 2026, the Index included approximately 89 securities.
The Fund is classified as "diversified" under the Investment Company Act of 1940, as amended.
Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. For example, the value of a security with a duration of five years would be expected to decrease by 5% for every 1% increase in interest rates.
The Index is sponsored by FTSE Fixed Income LLC (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.
The Fund may also invest in cash and cash equivalents, money market instruments, and shares of other investment companies, including ETFs advised by the Adviser or its affiliates, to facilitate cash management, reduce transaction costs, mitigate risk, or when such instruments are favorably priced. The Fund's shareholders would indirectly bear the fees and expenses of any acquired fund in addition to the Fund's own fees and expenses.

Corgi 1-5 Year Investment Grade Corporate Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the FTSE US Broad Investment-Grade Corporate Bond 1-5 Years Index (the "Underlying Index"), which measures the performance of investment-grade corporate bonds of U.S. and non-U.S. issuers that are U.S. dollar-denominated, publicly issued in the U.S. domestic market, and have a remaining maturity of greater than or equal to one year and less than five years. As of February 28, 2026, there were approximately 3,324 issues in the Underlying Index. The components of the Underlying Index are expected to change over time.
The Underlying Index consists of investment-grade corporate bonds of U.S. and non-U.S. issuers that have a remaining maturity of greater than or equal to one year and less than five years, are publicly issued in the U.S. domestic market, and have $250 million or more of outstanding face value. The Index Provider deems securities "investment grade" based on the average of the ratings assigned by S&P Global Ratings ("S&P") (BBB- or better) and Moody's Investors Service, Inc. ("Moody's") (Baa3 or better). If rated by only one agency, that rating is used. In addition, securities in the Underlying Index must be U.S. dollar-denominated and fixed-rate. The Underlying Index excludes floating-rate securities, equity-linked securities, securities in legal default (i.e., securities of issuers that have filed for bankruptcy or failed to make scheduled payments of principal or interest), hybrid securitized corporate bonds, Eurodollar bonds (U.S. dollar-denominated securities not issued in the U.S. domestic market), taxable and tax-exempt U.S. municipal securities. The issuers in the Underlying Index are principally located in the United States.
The Underlying Index is market value-weighted, and its constituents are updated on the last calendar day of each month. Under normal circumstances, the Fund will seek to maintain a weighted average maturity of less than or equal to three years. Weighted average maturity is the U.S. dollar-weighted average of the remaining term to maturity of the securities in the Fund's portfolio.
Corgi Strategies, LLC uses an indexing approach to seek to achieve the Fund's investment objective. The Fund does not seek to "beat" the index it tracks and does not expect to take temporary defensive positions when markets decline or appear overvalued.
Indexing may limit the Fund's ability to substantially outperform the Underlying Index, but may reduce certain risks of active management (such as poor security selection). Indexing also seeks to help keep costs and portfolio turnover lower than those of actively managed investment companies, which may improve after-tax performance.
Corgi Strategies, LLC uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" involves investing in a sample of securities that, in the aggregate, is expected to have an investment profile similar to that of the Underlying Index. The selected securities are expected to have, in the aggregate, investment characteristics (such as market value and industry weightings), fundamental characteristics (such as return variability, duration (i.e., price sensitivity to changes in interest rates), maturity or credit ratings and yield), and liquidity measures similar to those of the Underlying Index. Depending on the Fund's net asset size relative to the number of Index constituents, the liquidity or prices of Index securities, and transaction costs, the Fund may hold substantially all Index constituents in approximately the same proportions as the Index or may hold a representative sample of Index securities.
Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. For example, the value of a security with a duration of five years would be expected to decrease by 5% for every 1% increase in interest rates.
The Fund will invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index, and will invest at least 90% of its assets in fixed income securities of the types included in the Underlying Index that Corgi Strategies, LLC believes will help the Fund track the Underlying Index. The Fund will invest no more than 10% of its assets in futures, options and swaps contracts that Corgi Strategies, LLC believes will help the Fund track the Underlying Index, as well as in fixed income securities other than the types included in the Underlying Index that Corgi Strategies, LLC believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. The Fund may also invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser), for cash management purposes.
The Fund does not currently intend to engage in securities lending as a principal investment strategy. If approved by the Board in the future, securities lending would be conducted as described in the Statement of Additional Information.
The Underlying Index is sponsored by FTSE Fixed Income LLC (the "Index Provider"), which is independent of the Fund and Corgi Strategies, LLC. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of the date of this Prospectus, a significant portion of the Underlying Index is comprised of securities of issuers in the financials industry or group of industries, and the Fund therefore expects to concentrate in the financials industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.
The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a non-diversified fund, the Fund may invest a relatively high percentage of its assets in a limited number of issuers.
The Fund may also invest in cash and cash equivalents, money market instruments, and shares of other investment companies, including ETFs advised by the Adviser or its affiliates, to facilitate cash management, reduce transaction costs, mitigate risk, or when such instruments are favorably priced. The Fund's shareholders would indirectly bear the fees and expenses of any acquired fund in addition to the Fund's own fees and expenses.

Corgi 0-5 Year High Yield Corporate Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the FTSE US High-Yield Market 0-5 Years 2% Capped Index (the "Underlying Index"), which is designed to reflect the performance of U.S. dollar-denominated high yield (as determined by FTSE Fixed Income LLC (the "Index Provider")) corporate debt of U.S. and non-U.S. issuers. High yield bonds are also known as "junk bonds" and are rated below investment-grade. The Underlying Index consists of U.S. dollar-denominated high yield corporate bonds with a minimum outstanding face value of $250 million, maturing between zero and five years, that are fixed-rate. The constituents of the Underlying Index are updated on the last calendar day of each month. As of February 28, 2026, the Underlying Index included approximately 1,199 securities. The Underlying Index uses a market-value weighted methodology with a cap on each issuer of 2%. As of February 28, 2026, a significant portion of the Underlying Index is represented by securities of issuers in the services and manufacturing industries. The issuers in the Underlying Index are principally located in the United States. The components of the Underlying Index are likely to change over time.
Corgi Strategies, LLC uses an indexing approach to seek to achieve the Fund's investment objective. The Fund does not seek to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may limit the Fund's ability to substantially outperform the Underlying Index, but may reduce certain risks of active management (such as poor security selection). Indexing also seeks to help keep costs and portfolio turnover lower than those of actively managed investment companies, which may improve after-tax performance.
Corgi Strategies, LLC uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" involves investing in a sample of securities that, in the aggregate, is expected to have an investment profile similar to that of the Underlying Index. The selected securities are expected to have, in the aggregate, investment characteristics (such as market value and industry weightings), fundamental characteristics (such as return variability, duration (i.e., price sensitivity to changes in interest rates), maturity or credit ratings and yield), and liquidity measures similar to those of the Underlying Index. Depending on the Fund's net asset size relative to the number of Index constituents, the liquidity or prices of Index securities, and transaction costs, the Fund may hold substantially all Index constituents in approximately the same proportions as the Index or may hold a representative sample of Index securities.
The Fund will invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index, and the Fund will invest at least 90% of its assets in fixed income securities of the types included in the Underlying Index that Corgi Strategies, LLC believes will help the Fund track the Underlying Index. The Fund will invest no more than 10% of its assets in futures, options and swaps contracts that Corgi Strategies, LLC believes will help the Fund track the Underlying Index as well as in fixed income securities other than the types included in the Underlying Index, but which Corgi Strategies, LLC believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. The Fund may also invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser), for cash management purposes.
The Fund does not currently intend to engage in securities lending as a principal investment strategy. If approved by the Board in the future, securities lending would be conducted as described in the Statement of Additional Information.
The Underlying Index is sponsored by FTSE Fixed Income LLC, which is independent of the Fund and Corgi Strategies, LLC. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of the date of this Prospectus, a significant portion of the Underlying Index is comprised of securities of issuers in the services and manufacturing industries, and the Fund therefore expects to have significant exposure to those industries. The specific industries in which the Fund concentrates may change from time to time as the composition of the Underlying Index changes. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.
The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a non-diversified fund, the Fund may invest a relatively high percentage of its assets in a limited number of issuers.
The Fund may also invest in cash and cash equivalents, money market instruments, and shares of other investment companies, including ETFs advised by the Adviser or its affiliates, to facilitate cash management, reduce transaction costs, mitigate risk, or when such instruments are favorably priced. The Fund's shareholders would indirectly bear the fees and expenses of any acquired fund in addition to the Fund's own fees and expenses.